Schedule of Changes in Fair Value (Details) - Forward Purchase Agreement Liability [Member]	9 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Carrying Value, Balance	$ 86,369
Change in Fair Value	(86,369)
Carrying Value, Balance